LIQUIDITY AND GOING CONCERN CONSIDERATIONS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	¥ 626,312	¥ 479,921	¥ 633,956
Operating activities	544,020	242,813	¥ 739,915
Cash and cash equivalents	534,889	¥ 456,775
Working capital	¥ 527,400